Equity Shares (Details) - Schedule of Equity Shares Issued and Outstanding (Parentheticals) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity Shares Issued and Outstanding [Abstract]
Equity shares, par value	$ 0.625000	$ 0.625000